INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) R$ in Thousands		12 Months Ended
		Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Major components of tax expense (income) [abstract]
Statutory tax rate		0.34
Income tax rate		25.00%
Social contribution tax rate		9.00%
Income before taxes		R$ 6,763,809	R$ 5,573,916	R$ 4,831,591
Income and social contribution tax expenses, at the tax rate of 34%		(2,299,695)	(1,895,131)	(1,642,741)
Tax benefit related to interest on equity allocated		1,055,700	881,202	705,500
IR and CS on interest SELIC update of undue debts		0	89,254	277,424
Non-deductible expenses, gifts, incentives		(128,670)	(95,677)	(84,844)
TaxEffectOnExplorationProfit		85,369	90,258	76,174
Equity pickup		(1,479)	(4,623)	(8,072)
Unclaimed interest on equity		(19,182)	(19,253)	(56,933)
Deferred taxes on tax losses, negative basis and temporary differences		0	84,274	0
Other	[1]	101,480	335,757	(40,197)
Tax debits		R$ (1,206,477)	R$ (533,939)	R$ (773,689)
Effective rate		0.178	0.096	0.160
Current income and social contribution taxes		R$ 752,097	R$ 665,499	R$ 1,126,498
Deferred income and social contribution taxes		R$ 454,380	(131,560)	R$ (352,809)
Deductible temporary differences arising from the acquisition of Garliava			R$ 320,700

[1]	In 2023, it includes R$320,700 related to deductible temporary differences arising from the acquisition of Garliava whose corresponding deferred income tax asset was not recognized upon acquisition and realized during the year 2023.